Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per share computations
Earnings per share	Years Ended September 30
(Dollars in thousands, except per share amounts)	2012	2011	2010
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,360	9,284	9,182

Common shares issuable under share
based payment plans which are
potentially dilutive	114	167	242

Common shares used for diluted
earnings per common share	9,474	9,451	9,424

Net income	$7,808	12,211	7,371

Earnings per common share
Basic	$0.83	1.32	0.80
Diluted	$0.82	1.29	0.78